Intangible Assets, net - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 4,262,469	$ 4,258,222
Total Gross Carrying Amount	4,507,469	4,505,135
Amortization
Accumulated Amortization	2,671,467	2,460,412
Intangible assets, net
Net Book Value - Subject to amortization	1,591,002	1,797,810
Total Net Book Value	1,836,002	2,044,723
Trademarks
Intangible assets - Gross carrying amount
Unamortized:	245,000	246,913
Intangible assets, net
Unamortized:	245,000	246,913
Customer relationships
Intangible assets - Gross carrying amount
Gross Carrying Amount	2,379,425	2,428,946
Amortization
Accumulated Amortization	1,176,860	1,093,753
Intangible assets, net
Net Book Value - Subject to amortization	$ 1,202,565	1,335,193
Net Carrying Amount	15 years 2 months 12 days
Computer software and game library
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 998,360	967,828
Amortization
Accumulated Amortization	809,079	753,160
Intangible assets, net
Net Book Value - Subject to amortization	$ 189,281	214,668
Net Carrying Amount	5 years 4 months 24 days
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 185,285	185,590
Amortization
Accumulated Amortization	76,196	61,806
Intangible assets, net
Net Book Value - Subject to amortization	$ 109,089	123,784
Net Carrying Amount	14 years 1 month 6 days
Licenses
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 298,007	294,104
Amortization
Accumulated Amortization	247,436	221,934
Intangible assets, net
Net Book Value - Subject to amortization	$ 50,571	72,170
Net Carrying Amount	10 years 1 month 6 days
Developed technologies
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 219,448	220,097
Amortization
Accumulated Amortization	203,121	179,192
Intangible assets, net
Net Book Value - Subject to amortization	$ 16,327	40,905
Net Carrying Amount	5 years 4 months 24 days
Sports betting rights
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 146,505	134,197
Amortization
Accumulated Amortization	137,772	131,933
Intangible assets, net
Net Book Value - Subject to amortization	$ 8,733	2,264
Net Carrying Amount	6 years 6 months
Other
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 35,439	27,460
Amortization
Accumulated Amortization	21,003	18,634
Intangible assets, net
Net Book Value - Subject to amortization	$ 14,436	$ 8,826
Net Carrying Amount	7 years 8 months 12 days